PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited)

Voya Floating Rate Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
LOANS
*
: 97.4%
Aerospace & Defense : 1.4%
497,358  Barnes Group
Inc., 2024 Term
Loan, 7.940%,
(TSFR3M+2.500%),
09/03/2030 $ 499,301
0.2
543,990  Dynasty Acquisition
Co Inc., 2024 Term
Loan B1, 8.840%,
(TSFR1M+3.500%),
08/24/2028 546,846
0.2
233,171  Dynasty Acquisition
Co Inc., 2024 Term
Loan B2, 8.840%,
(TSFR1M+3.500%),
08/24/2028 234,395
0.1
1,706,542  Peraton Corp, Term
Loan B, 8.953%,
(TSFR1M+3.750%),
02/01/2028 1,709,150
0.8
257,143  Radar Bidco Sarl,
Term Loan, 8.840%,
(TSFR1M+3.500%),
03/27/2031 258,107
0.1
3,247,799
1.4
Air Transport : 0.5%
322,597  LaserShip Inc., 2021
Term Loan, 9.693%,
(TSFR3M+4.500%),
05/07/2028 275,316
0.1
540,934  Savage Enterprises
LLC, 2021 Term
Loan B, 8.606%,
(TSFR1M+3.250%),
09/15/2028 542,625
0.2
372,823  WWEX Uni Topco
Holdings LLC,
2021 1st Lien Term
Loan, 9.504%,
(TSFR3M+4.000%),
07/26/2028 374,396
0.2
1,192,337
0.5
Auto Components : 1.2%
507,200  American Axle
& Manufacturing
Inc., 2022 Term
Loan B, 9.382%,
(TSFR1M+3.500%),
12/13/2029 509,525
0.2
676,836  Holley Purchaser,
Inc., 2021 Term
Loan, 9.184%,
(TSFR1M+3.750%),
11/17/2028 674,721
0.3
651,950  RC Buyer Inc., 2021
Term Loan, 9.004%,
(TSFR1M+3.500%),
07/28/2028 653,308
0.3
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Auto Components: (continued)
860,962  RealTruck Goup Inc.
(fka Truck Hero), 2021
Term Loan B, 8.967%,
(TSFR1M+3.500%),
01/31/2028 $ 859,655
0.4
2,697,209
1.2
Automotive : 0.5%
445,395  Dealer Tire LLC, 2024
Term Loan B3, 9.090%,
(TSFR1M+3.750%),
12/14/2027 445,581
0.2
497,334  IXS Holdings Inc., 2020
Term Loan B, 9.479%,
(TSFR6M+4.250%),
03/05/2027 484,901
0.2
189,242  MajorDrive Holdings
IV LLC, Term
Loan B, 9.500%,
(TSFR3M+4.000%),
06/01/2028 189,800
0.1
1,120,282
0.5
Basic Materials : 2.5%
372,192  Arsenal Aic Parent
LLC, 2024 Term
Loan B, 9.090%,
(TSFR1M+3.750%),
08/19/2030 374,867
0.2
449,375  Consolidated
Energy Finance SA,
2024 Incremental
Term,Loan, 8.830%,
(TSFR1M+3.500%),
11/15/2030 437,298
0.2
750,000  Covia Holdings
Corporation, Take
Back Debt Term
Loan, 8.830%,
(TSFR3M+3.500%),
07/31/2026 747,937
0.3
843,003  Ineos Finance PLC,
2023 USD Term
Loan B, 8.753%,
(US0006M+3.500%),
02/09/2030 840,808
0.4
496,241  Ineos US Petrochem
LLC, 2023 USD
Term Loan, 9.632%,
(US0006M+3.750%),
03/14/2030 494,380
0.2
157,397
(1)
Ineos US Petrochem
LLC, 2026 Tranche
B Dollar Term Loan,
01/29/2026 157,554
0.1
846,920
(1)
LSF11 A5 HoldCo LLC,
10/15/2028 847,803
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Basic Materials: (continued)
76,155
(1)
Olympus Water US
Holding Corporation,
(USD) Term Loan,
06/15/2031 $ 76,382
0.0
351,483
(1)
Spa Holdings 3 Oy,
Facility B (USD) Loan,
02/04/2028 352,307
0.2
542,759  US Silica Company,
2023 Term Loan
B, 9.953%,
(US0006M+4.750%),
03/25/2030 545,424
0.2
759,806  WR Grace Holdings
LLC, 2021 Term
Loan B, 9.190%,
(TSFR3M+3.750%),
09/22/2028 764,148
0.3
5,638,908
2.5
Building & Development : 0.8%
798,955  LBM Acquisition LLC,
Term Loan B, 9.632%,
(TSFR1M+3.750%),
12/17/2027 798,733
0.3
601,822  LHS Borrower,
LLC, 2022 Term
Loan B, 9.953%,
(US0006M+4.750%),
02/16/2029 570,978
0.3
520,588  Wilsonart LLC, 2021
Term Loan E, 9.132%,
(TSFR3M+3.250%),
12/31/2026 521,889
0.2
1,891,600
0.8
Business Equipment & Services : 0.8%
658,049  Ensono LP, 2021
Term Loan, 9.288%,
(TSFR3M+4.000%),
05/26/2028 654,073
0.3
465,856  Open Text
Corporation, 2023
Term Loan B, 8.632%,
(TSFR1M+2.750%),
01/31/2030 468,535
0.2
706,702  VM Consolidated
Inc., 2024 Term
Loan B, 8.090%,
(TSFR1M+2.750%),
03/24/2028 711,707
0.3
1,834,315
0.8
Chemicals & Plastics : 1.5%
1,110,827  Charter Next
Generation, Inc., 2024
Term Loan B, 8.840%,
(TSFR1M+3.500%),
12/01/2027 1,113,604
0.5
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Chemicals & Plastics: (continued)
497,540  Geon Performance
Solutions LLC, 2021
Term Loan, 10.382%,
(TSFR3M+4.750%),
08/18/2028 $ 501,272
0.2
348,491  Herens Holdco
Sarl, USD Term
Loan B, 9.267%,
(TSFR3M+3.925%),
07/03/2028 338,417
0.1
576,111  Ineos US Finance
LLC, 2021 USD Term
Loan B, 7.584%,
(TSFR1M+2.500%),
11/08/2028 576,914
0.3
431,930  Olympus Water US
Holding Corporation,
2021 USD Term
Loan B, 9.632%,
(US0006M+3.750%),
11/09/2028 433,400
0.2
570,227  Sparta US HoldCo
LLC, 2021 Term
Loan, 9.132%,
(US0006M+3.250%),
08/02/2028 570,736
0.2
3,534,343
1.5
Commodities : 0.6%
841,212  Foundation Building
Materials Inc., 2021
Term Loan, 8.523%,
(TSFR3M+3.250%),
01/31/2028 833,326
0.4
64,838  Foundation Building
Materials Inc., 2024
Term Loan B2, 9.340%,
(TSFR1M+4.000%),
01/29/2031 64,665
0.0
558,992  Specialty Building
Products Holdings
LLC, 2021 Term
Loan B, 8.443%,
(US0006M+3.750%),
10/15/2028 556,858
0.2
1,454,849
0.6
Communications : 5.4%
872,547  Arches Buyer Inc., 2021
Term Loan B, 8.590%,
(TSFR1M+3.250%),
12/06/2027 836,608
0.4
568,888  Cengage Learning
Inc., 2024 Term
Loan B, 9.690%,
(TSFR3M+4.250%),
03/24/2031 571,280
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Communications: (continued)
842,045  CNT Holdings I
Corp, 2020 Term
Loan, 8.840%,
(TSFR1M+3.500%),
11/08/2027 $ 845,320
0.4
620,547  Connect US FInc.o
LLC, Amendment No.
4 Term Loan, 9.820%,
(TSFR1M+4.500%),
09/13/2029 586,417
0.3
672,574  Dotdash Meredith, Inc.,
Term Loan B, 8.840%,
(TSFR1M+3.500%),
12/01/2028 673,695
0.3
920,000  Fleet Midco I Ltd., 2024
Term Loan B, 8.690%,
(TSFR3M+3.250%),
02/21/2031 925,750
0.4
818,104  Gogo Intermediate
Holdings LLC, Term
Loan B, 8.840%,
(TSFR1M+3.500%),
04/30/2028 816,827
0.4
585,540  GoodRX, Inc., 1st Lien
Term Loan, 8.840%,
(TSFR1M+3.500%),
10/14/2025 584,734
0.2
376,136
(1)
ION Trading Finance
Ltd.,
04/01/2028 376,230
0.2
527
(1)
Lumen Technologies,
Inc.,
04/16/2029 375
0.0
527
(1)
Lumen Technologies,
Inc.,
04/15/2030 375
0.0
453,863  Magnite Inc., 2024
Term Loan B, 9.940%,
(TSFR3M+4.500%),
02/06/2031 455,706
0.2
841,070
(1)
McGraw-Hill Education
Inc., Initial Term Loan,
07/28/2028 843,524
0.4
1,033,527  MH Sub I LLC, 2023
Term Loan, 9.590%,
(TSFR1M+4.250%),
05/03/2028 1,033,938
0.4
1,064,602
(1)
Proofpoint, Inc.,
08/31/2028 1,066,894
0.5
573,563  The Knot Worldwide
Inc., 2023 Term
Loan, 9.922%,
(TSFR1M+4.500%),
01/31/2028 576,430
0.2
577,619  Uber Technologies
Inc., 2023 Term
Loan B, 8.014%,
(TSFR3M+2.750%),
03/03/2030 580,868
0.2
598,473
(1)
Univision
Communications Inc.,
06/25/2029 599,371
0.3
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Communications: (continued)
60,000
(1)
Univision
Communications, Inc.,
2024 Replacement
First-Lien Term Loan,
07/31/2029 $ 59,438
0.0
495,000
(1)
Virgin Media Bristol
LLC, Facility Y,
03/31/2031 468,570
0.2
450,000
(1)
Ziggo Financing
Partnership, Term Loan
I,
04/30/2028 435,488
0.2
12,337,838
5.4
Consumer, Cyclical : 11.7%
578,231
(1)
Air Canada, Term
Loans,
03/21/2031 580,038
0.2
95,000  Alterra Mountain
Company, Add-
On Tlb, 7.827%,
(TSFR3M+2.500%),
05/31/2030 95,713
0.0
346,351
(1)
Alterra Mountain
Company, Term Loan
B-4,
08/17/2028 348,516
0.1
208,425  Alterra Mountain
Company, Term
Loan B5, 8.830%,
(TSFR1M+3.500%),
05/31/2030 209,988
0.1
149,625  Amer Sports
Company, USD
Term Loan, 8.690%,
(TSFR3M+3.250%),
02/18/2031 150,747
0.1
1,337,255  American Airlines
Inc., 2021 Term
Loan, 10.190%,
(TSFR3M+4.750%),
04/20/2028 1,382,805
0.6
610,000  American Greetings
Corporation, Tranche C
Term Loan, 11.080%,
(TSFR1M+5.750%),
10/23/2029 614,357
0.3
891,748  Ascend Learning
LLC, 2021 Term
Loan, 8.584%,
(US0006M+3.500%),
12/11/2028 892,544
0.4
825,287  Autokiniton US
Holdings Inc., 2024
Term Loan B, 9.440%,
(TSFR3M+4.000%),
04/06/2028 831,476
0.4
716,638  Birkenstock US
Bidco Inc., Facility B
(USD) Loan, 8.840%,
(TSFR3M+3.510%),
04/28/2028 719,454
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Cyclical: (continued)
896,401  Bombardier
Recreational Products
Inc., 2023 Replacement
Term Loan, 8.079%,
(TSFR1M+2.750%),
12/13/2029 $ 898,162
0.4
476,131
(1)
Caesars Entertainment,
Inc.,
02/06/2030 477,023
0.2
391,251  ClubCorp Holdings Inc.,
Term Loan, 10.560%,
(TSFR3M+5.260%),
09/18/2026 393,941
0.2
217,592
(1)
Core & Main LP,
Tranche D Term Loan,
07/27/2028 218,136
0.1
572,367
(1)
Delta Airlines,
10/20/2027 587,123
0.3
250,000
(1)
Entain PLC,
10/31/2029 250,820
0.1
392,489  First Brands Group LLC
(f/k/a TRICO GROUP
LLC), 2022 Incremental
Term Loan, 10.440%,
(TSFR3M+5.000%),
03/30/2027 390,854
0.2
1,395,000  Gates Corporation,
Term Loan, 8.830%,
(TSFR1M+3.500%),
05/31/2031 1,398,197
0.6
555,148
(1)
Golden Entertainment
Inc., Term B-1 Loan,
05/28/2030 556,189
0.2
1,365,000
(1)
Harbor Freight,
06/11/2031 1,362,820
0.6
936,748  Hunter Douglas,
Inc., USD Term
Loan B1, 8.840%,
(TSFR1M+3.500%),
02/26/2029 931,562
0.4
1,142,801  IRB Holding Corp, 2024
Term Loan B, 8.090%,
(TSFR1M+2.750%),
12/15/2027 1,143,694
0.5
245,000  Johnstone Supply LLC,
Term Loan, 8.830%,
(TSFR1M+3.500%),
05/16/2031 245,613
0.1
488,775  Kodiak BP LLC, 2024
Term Loan B2, 8.840%,
(TSFR1M+3.500%),
03/12/2028 492,135
0.2
600,000  Lc Ahab Us Bidco
LLC, Initial Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/01/2031 601,875
0.3
1,159,536  LS Group OPCO
Acquisition LLC, Term
Loan B, 8.320%,
(TSFR1M+3.000%),
04/23/2031 1,160,986
0.5
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Cyclical: (continued)
650,246
(1)
Mileage Plus Holdings,
LLC,
06/21/2027 $ 664,349
0.3
378,237  Osmosis Buyer
Limited, Initial Term
B Loans, 9.320%,
(TSFR1M+4.000%),
07/31/2028 379,360
0.2
555,000
(1)
Peer Holding III
BV, Term Loan B5,
06/30/2031 556,272
0.2
661,077  Penn National Gaming
Inc., 2022 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
05/03/2029 662,565
0.3
348,228
(1)
Restoration Hardware,
Inc., 2022 Incremental
Term Loan,
10/20/2028 340,683
0.1
456,550
(1)
Samsonite International
S.A., 2024 Tranche B
Term Loan,
06/21/2030 459,403
0.2
882,825
(1)
Scientific Games
Holdings LP,
04/04/2029 882,384
0.4
982,538  Scientific Games
International, Inc., 2024
Term Loan, 8.090%,
(TSFR1M+2.750%),
04/16/2029 986,069
0.4
447,685
(1)
SRAM LLC, Initial Term
Loan,
05/18/2028 448,315
0.2
447,100
(1)
TGP Holdings III LLC,
First Lien Closing Date
Term Loan,
06/29/2028 424,932
0.2
476,667  Thor Industries Inc.,
2023 USD Term
Loan B2, 8.112%,
(TSFR1M+2.750%),
11/15/2030 479,149
0.2
446,757  Topgolf Callaway
Brands Corp., Initial
Term Loan, 8.830%,
(TSFR1M+3.000%),
03/15/2030 448,572
0.2
428,925  United AirLines
Inc., 2024 Term
Loan B, 8.190%,
(TSFR3M+2.750%),
02/22/2031 430,572
0.2
1,108,873  Whatabrands LLC,
Term Loan B, 8.080%,
(TSFR1M+2.750%),
08/03/2028 1,110,556
0.5
1,138,536
(1)
White Cap Buyer LLC,
Tranche C Term Loan,
10/19/2029 1,141,276
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Cyclical: (continued)
580,620  Windsor Holdings III
LLC, Tlb 2024, 9.320%,
(TSFR1M+4.000%),
08/01/2030 $ 585,265
0.2
26,934,490
11.7
Consumer, Non-cyclical : 11.6%
335,000  American Airlines
Inc., 2023 1st Lien
Term Loan, 8.869%,
(TSFR6M+3.500%),
06/04/2029 335,000
0.2
650,000  Auris Luxembourg III
SARL, 2024 USD Term
Loan B2, 8.840%,
(TSFR1M+3.500%),
02/28/2029 652,438
0.3
816,833  Avis Budget Car
Rental LLC, 2023
Term Loan C, 8.456%,
(TSFR1M+3.000%),
03/16/2029 817,599
0.4
1,194,542  Bausch & Lomb
Corporation, Term
Loan, 8.592%,
(TSFR1M+3.250%),
05/10/2027 1,183,591
0.5
698,250  Camelot US Acquisition
I Co, 2024 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
01/31/2031 700,170
0.3
395,652
(1)
Charlotte Buyer, Inc.,
02/11/2028 397,185
0.2
596,329  Cimpress PLC, 2024
Refinancing Tranche
B-1 Term Loan, 8.830%,
(TSFR1M+3.000%),
05/17/2028 598,193
0.3
1,341,638  Cotiviti Inc., 2024
Term Loan, 8.840%,
(TSFR1M+3.500%),
08/27/2025 1,342,267
0.6
156,565  CVET Midco 2 LP,
Term Loan, 10.242%,
(TSFR3M+5.000%),
10/13/2029 151,812
0.1
997,449
(1)
Electron Bidco Inc.,
Initial Term Loan,
11/01/2028 998,385
0.4
715,000  Fiesta Purchaser,
Inc., 2024 Term
Loan B, 9.440%,
(TSFR3M+4.000%),
02/12/2031 721,157
0.3
269,325
(1)
Financiere Mendel,
11/13/2030 271,008
0.1
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
594,799  Fugue Finance LLC,
2023 USD Term
Loan B, 9.388%,
(TSFR3M+4.000%),
01/31/2028 $ 600,227
0.3
160,000  Fugue Finance LLC,
2024 USD Term
Loan B, 9.190%,
(TSFR3M+3.750%),
02/26/2031 161,520
0.1
750,000  Global Medical
Response Inc.,
2024 Extended
Term loan, 8.830%,
(TSFR1M+3.500%),
10/31/2028 727,500
0.3
608,475
(1)
HomeServe USA
Holding Corp.,
Amendment No.1
Refinancing Term Loan,
10/21/2030 610,503
0.3
934,852  Jazz Financing Lux
Sarl, 2024 Term
Loan B, 8.340%,
(TSFR1M+3.000%),
05/05/2028 936,459
0.4
669,245  Kingpin Intermediate
Holdings LLC, 2023
Term Loan B, 8.584%,
(TSFR1M+3.500%),
02/08/2028 670,186
0.3
352
(1)
Latham Pool Products
Inc., Initial Term Loans,
02/23/2029 346
0.0
505,000  LifePoint Health Inc.,
2024 Incremental
Term Loan, 9.329%,
(TSFR3M+4.000%),
05/14/2031 506,341
0.2
1,469,031  Medline Borrower LP,
Term Loan B, 8.079%,
(TSFR1M+2.750%),
10/23/2028 1,474,187
0.6
165,000
(1)
Medline Borrower, LP,
10/23/2028 165,206
0.1
150,000  Mister Car Wash
Holdings Inc., 2024
Term Loan B, 8.840%,
(TSFR1M+3.500%),
03/21/2031 150,683
0.1
500,000  Neptune Bidco Us Inc.,
Term B Loans, 7.827%,
(TSFR3M+2.500%),
04/11/2029 471,500
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
198,000  Nielsen Consumer
Inc., 2023 USD
Fifth Amendment
Incremental Term
Loan, 12.132%,
(TSFR1M+6.250%),
03/06/2028 $ 198,990
0.1
542,122
(1)
Nielsen Consumer Inc.,
Tranche B-1 Term Loan,
03/06/2028 532,093
0.2
880,718
(1)
Organon & Co, Dollar
Term Loan,
05/14/2031 883,470
0.4
850,958
(1)
PCI Pharma Services,
11/30/2027 855,124
0.4
945,648  Pegasus Bidco Bv,
2024 USD Term
Loan, 9.190%,
(TSFR3M+3.750%),
07/12/2029 951,953
0.4
265,275  Perrigo Investments,
LLC, Term Loan
B, 7.690%,
(TSFR3M+2.250%),
04/20/2029 265,142
0.1
748,101  R1 RCM Inc., 2022
Term Loan B, 8.440%,
(TSFR3M+3.000%),
06/21/2029 751,374
0.3
270,000  Radnet Management
Inc., Term Loan
B, 7.830%,
(TSFR3M+2.500%),
04/18/2031 270,506
0.1
390,000
(1)
Resonetics LLC, Term B
Loans,
06/06/2031 391,036
0.2
546,495  RXB Holdings Inc.,
First Lien Initial
Term Loan, 9.940%,
(TSFR1M+4.610%),
12/20/2027 550,764
0.2
43,810
(2)
Ryan LLC, Delayed
Draw Term
Loan, 8.800%,
(TSFR3M+4.500%),
11/14/2030 44,138
0.0
545,857  Ryan LLC, Term
Loan, 9.856%,
(TSFR1M+4.500%),
11/14/2030 549,951
0.2
247,082
(1)
Seren Bidco AB, Facility
B1 Loan,
11/16/2028 247,391
0.1
319,079  Sigma Holdco BV,
2023 USD Term
Loan B7, 8.840%,
(TSFR1M+3.500%),
01/03/2028 320,048
0.1
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
1,140,000  Sotera Health
Holdings LLC, Term
Loan B, 8.830%,
(TSFR1M+3.500%),
05/23/2031 $ 1,138,575
0.5
646,658  Spring Education
Group Inc., Term
Loan, 9.799%,
(TSFR3M+4.500%),
10/04/2030 652,316
0.3
950,566  Surgery Center
Holdings, Inc., 2023
Term Loan, 8.856%,
(TSFR1M+3.500%),
12/19/2030 954,301
0.4
294,263  Triton Water Holdings
Inc., 2024 Incremental
Term Loan B, 9.440%,
(TSFR3M+4.000%),
03/31/2028 295,397
0.1
794,360  Trugreen Limited
Partnership, 2020
Term Loan, 8.800%,
(TSFR1M+4.000%),
11/02/2027 761,758
0.3
253,976
(1)
VetStrategy Canada
Holdings, Inc.,
12/06/2028 254,690
0.1
1,115,000  Wand NewCo 3
Inc., 2024 Term
Loan B, 9.090%,
(TSFR1M+3.750%),
01/30/2031 1,123,479
0.5
26,635,959
11.6
Consumer, Non-Cyclical : 0.4%
938,546  Kuehg Corp., Term
Loan B, 9.823%,
(TSFR3M+4.500%),
06/12/2030 943,312
0.4
Containers & Glass Products : 2.0%
891,800  Clydesdale Acquisition
Holdings, Inc., Term
Loan B, 9.378%,
(TSFR1M+3.675%),
04/13/2029 894,847
0.4
517,169  Plaze Inc., 2020
Incremental Term
Loan, 9.632%,
(TSFR1M+3.750%),
08/03/2026 502,085
0.2
241,649  Pretium PKG Holdings
Inc., First Out Term
Loan A, 10.395%,
(TSFR3M+5.000%),
10/02/2028 249,020
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Containers & Glass Products: (continued)
1,019,490  Pro Mach Group
Inc., 2021 Term
Loan B, 9.193%,
(TSFR1M+3.750%),
08/31/2028 $ 1,025,810
0.4
672,003  ProAmpac PG
Borrower LLC, 2023
Term Loan, 8.840%,
(TSFR1M+3.500%),
09/15/2028 674,208
0.3
882,770  TricorBraun Inc., 2021
Term Loan, 8.467%,
(TSFR1M+3.250%),
03/03/2028 882,356
0.4
429,130  Trident TPI Holdings
Inc., 2021 Term
Loan B3, 9.538%,
(TSFR3M+4.000%),
09/15/2028 430,632
0.2
4,658,958
2.0
Diversified : 0.4%
920,000  First Eagle Holdings
Inc., 2024 Term
Loan B, 8.440%,
(TSFR3M+3.000%),
02/22/2029 918,193
0.4
Electronics/Electrical : 1.4%
695,620  Altar Bidco Inc., 2021
Term Loan, 8.142%,
(SOFRRATE+3.100%),
02/01/2029 695,359
0.3
764,727  Chariot Buyer LLC,
Term Loan B, 8.453%,
(TSFR1M+3.250%),
11/03/2028 765,410
0.3
366,643  Creation Technologies
Inc., 2021 Term
Loan, 10.723%,
(TSFR3M+5.500%),
10/05/2028 341,895
0.2
325,000  DG Investment
Intermediate Holdings
2 Inc., 2021 2nd Lien
Term Loan, 11.967%,
(TSFR1M+6.750%),
03/30/2029 319,245
0.1
488,651  DG Investment
Intermediate Holdings
2 Inc., 2021 Term
Loan, 8.967%,
(TSFR1M+3.750%),
03/31/2028 488,956
0.2
246,685  Project Boost Purchaser
LLC, 2019 Term
Loan B, 9.382%,
(TSFR1M+3.500%),
05/29/2026 247,162
0.1
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Electronics/Electrical: (continued)
353,297  VC GB Holdings
I Corp, 1st Lien
Term Loan, 8.476%,
(TSFR3M+3.000%),
07/21/2028 $ 352,919
0.2
3,210,946
1.4
Energy : 2.2%
575,121  Brazos Delaware II LLC,
Term Loan B, 8.820%,
(TSFR1M+3.500%),
02/11/2030 577,997
0.2
454,063  GIP III Stetson
I LP, 2023 Term
Loan B, 9.706%,
(TSFR1M+4.250%),
10/31/2028 455,765
0.2
575,381  GIP Pilot Acquisition
Partners, L.P., 2024
Term Loan B, 7.827%,
(TSFR3M+2.500%),
10/04/2030 576,100
0.2
585,000  Goodnight Water
Solutions Holdings,
LLC, Term Loan
B, 8.830%,
(TSFR1M+3.500%),
05/22/2029 583,537
0.3
403,121  M6 Etx Holdings Ii
Midco LLC, Initial
Term Loan, 9.930%,
(TSFR1M+4.600%),
09/19/2029 405,280
0.2
498,747  NorthRiver Midstream
Finance LP, 2023 USD
Term Loan B, 8.395%,
(TSFR3M+3.000%),
08/16/2030 499,648
0.2
750,217  Oryx Midstream
Services Permian
Basin LLC, 2024
Term Loan B, 8.340%,
(TSFR1M+3.000%),
10/05/2028 751,702
0.3
197,000
(1)
UGI Energy Services
LLC, 2023 Incremental
Term Loan,
02/22/2030 197,739
0.1
600,000
(1)
WaterBridge Midstream
Operating LLC, Term
Loan B,
06/30/2029 600,000
0.3
194,301
(1)
Waterbridge NDB
Operating LLC (f/k/a
Waterbridge Midstream
Operating LLC), Initial
Term Loan,
05/10/2029 194,544
0.1
275,907
(1)
Whitewater Whistler
Holdings, LLC,
02/15/2030 276,338
0.1
5,118,650
2.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Financial : 9.8%
640,000
(1)
Acrisure, LLC,
11/06/2030 $ 640,000
0.3
1,109,554  Alliant Holdings
Intermediate LLC, 2023
Term Loan B6, 8.865%,
(TSFR1M+3.500%),
11/06/2030 1,113,484
0.5
243,337
(1)
Allspring Buyer LLC,
Term Loan,
11/01/2028 242,931
0.1
231,400
(1)
AmWINS Group Inc.,
Term Loan,
02/22/2028 231,485
0.1
550,000
(1)
Ardonagh Group Finco
Pty Limited,
02/27/2031 547,250
0.2
724,017
(1)
Aretec Group Inc., Term
B-2 Loan,
08/09/2030 727,939
0.3
1,655,850  AssuredPartners
Inc., 2024 Term
Loan, 8.829%,
(TSFR1M+3.500%),
02/14/2031 1,662,059
0.7
455,486
(1)
Asurion LLC, New B-8
Term Loan,
12/23/2026 452,497
0.2
307,126
(1)
Asurion, LLC,
07/30/2027 302,519
0.1
220,000
(1)
Blackhawk Network
Holding,
03/12/2029 220,665
0.1
735,000  Broadstreet Partners
Inc., Term Loan
B-4, 7.827%,
(TSFR3M+2.500%),
06/16/2031 733,794
0.3
724,513  Castlelake Aviation
One Designated
Activity Company,
Term Loan B, 8.302%,
(TSFR3M+2.500%),
10/22/2026 726,399
0.3
10,329
(2)
Chrysaor Bidco
S.A R.L., Delayed
TI, 8.830%,
(TSFR1M+3.500%),
05/14/2031 10,387
0.0
139,671  Chrysaor Bidco
S.A R.L., Term
Loan B, 8.830%,
(TSFR1M+3.500%),
05/14/2031 140,456
0.1
155,000  Cpi Holdco B,
LLC, Initial Term
Loans, 7.320%,
(TSFR1M+2.000%),
05/16/2031 154,903
0.1
723,188  Cushman & Wakefield
US Borrower
LLC, 2024-1 Term
Loan, 9.080%,
(TSFR1M+3.750%),
01/31/2030 728,611
0.3
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Financial: (continued)
245,000  Edelman Financial
Engines Center
LLC (The), Edelman
Financial Tl, 8.830%,
(TSFR1M+3.500%),
10/20/2028 $ 245,230
0.1
966,484
(1)
Edelman Financial
Engines Center LLC
(The), Term Loan B,
04/07/2028 968,825
0.4
432,965  Focus Financial
Partners LLC, 2021
Term Loan B4, 7.603%,
(TSFR1M+2.500%),
06/30/2028 432,965
0.2
540,409  Focus Financial
Partners LLC, 2024
Term Loan B7, 8.090%,
(TSFR1M+2.750%),
06/30/2028 540,536
0.2
320,000  Grant Thornton
Advisors LLC, Term
Loan B, 8.830%,
(TSFR1M+3.500%),
05/16/2031 321,400
0.1
585,406  Guardian US
Holdco, Initial Term
Loan, 8.810%,
(TSFR3M+3.500%),
01/31/2030 583,064
0.3
442,420  HighTower Holding
LLC, 2021 Term
Loan B, 9.150%,
(TSFR3M+4.000%),
04/21/2028 443,987
0.2
1,620,000  HUB International
Ltd, 2024 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
06/20/2030 1,625,296
0.7
957,246  Jane Street Group
LLC, 2024 Term
Loan B, 7.840%,
(TSFR1M+2.500%),
01/26/2028 957,844
0.4
160,000  Kestra Advisor Services
Holdings A Inc., 2024
Term Loan, 8.840%,
(TSFR1M+3.500%),
03/22/2031 160,800
0.1
660,138  Mercury Borrower Inc.,
Term Loan, 8.693%,
(US0006M+3.500%),
08/02/2028 661,376
0.3
970,125  Nuvei Technologies
Corp, USD Term
Loan, 8.340%,
(TSFR1M+3.000%),
12/19/2030 972,550
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Financial: (continued)
1,145,000
(1)
OneDigital Borrower
LLC, Term Loan (First
Lien),
06/12/2031 $ 1,143,569
0.5
791,790  Osaic Holdings Inc.
(f/k/a Advisor Group
Holdings Inc.), Term
B-3 Loan, 9.330%,
(TSFR1M+4.000%),
08/17/2028 795,183
0.4
563,442  Overdrive, Inc.,
Term Loan, 8.800%,
(TSFR1M+4.250%),
12/15/2028 565,978
0.3
217,754
(1)
RHP Hotel Properties
LP, Incremental
Tranche B Term Loan,
05/18/2030 218,516
0.1
675,000  Truist Insurance
Holdings, LLC, 1st Lien
Term Loan, 8.840%,
(TSFR1M+3.500%),
05/06/2031 689,906
0.3
195,000  Truist Insurance
Holdings, LLC, 2nd Lien
Term Loan, 8.840%,
(TSFR1M+3.500%),
03/08/2032 199,306
0.1
1,417,308
(1)
USI Inc., 2024
Term Loan Facility,
09/07/2030 1,419,079
0.6
485,000
(1)
VFH Parent LLC, Term
B-1 Loan,
01/16/2031 485,000
0.2
340,676
(1)
Walker & Dunlop Inc.,
Initial Term Loan,
12/16/2028 340,464
0.2
22,406,253
9.8
Food Products : 1.5%
425,816  8th Avenue Food
& Provisions Inc.,
2018 1st Lien Term
Loan, 8.967%,
(TSFR1M+3.750%),
10/01/2025 404,525
0.2
288,007  8th Avenue Food
& Provisions Inc.,
2021 Incremental
Term Loan, 9.834%,
(TSFR1M+4.750%),
10/01/2025 274,326
0.1
598,462  BCPE North Star
US Holdco 2 Inc.,
Term Loan, 9.882%,
(TSFR1M+4.000%),
06/09/2028 572,030
0.3
628,540  CHG PPC Parent
LLC, 2021 Term
Loan, 8.239%,
(US0006M+3.000%),
12/08/2028 630,505
0.3
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Food Products: (continued)
747,746  Chobani LLC, 2023
Incremental Term
Loan, 9.112%,
(TSFR1M+3.750%),
10/25/2027 $ 751,952
0.3
726,154  Primary Products
Finance LLC, 2024
Term Loan B, 8.940%,
(TSFR3M+3.500%),
04/02/2029 727,970
0.3
3,361,308
1.5
Health Care : 3.4%
573,385  Amneal
Pharmaceuticals
LLC, 2018 Term
Loan B, 8.584%,
(TSFR1M+3.500%),
05/04/2025 577,805
0.3
246,875  Amneal
Pharmaceuticals LLC,
Term Loan, 10.830%,
(TSFR1M+5.500%),
05/04/2028 248,778
0.1
1,453,871  AthenaHealth Group
Inc., 2022 Term
Loan B, 8.589%,
(TSFR1M+3.250%),
02/15/2029 1,450,690
0.6
499,341  CHG Healthcare
Services Inc., 2021
Term Loan, 8.443%,
(US0006M+3.250%),
09/29/2028 500,724
0.2
290,000
(1)
Concentra Health
Services, Inc., Term
Loan B,
07/31/2031 291,087
0.1
482,486  Gloves Buyer Inc., 2021
Term Loan, 9.217%,
(TSFR1M+4.000%),
12/29/2027 480,676
0.2
142,400  Hunter Holdco 3
Limited, USD Term
Loan B, 9.592%,
(TSFR3M+4.250%),
08/21/2028 141,866
0.1
596,424  MPH Acquisition
Holdings LLC, 2021
Term Loan B, 10.132%,
(US0006M+4.250%),
09/01/2028 498,909
0.2
485,340  National Mentor
Holdings Inc., 2021
Term Loan, 8.981%,
(US0006M+3.750%),
03/02/2028 459,152
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Health Care: (continued)
13,863  National Mentor
Holdings Inc., 2021
Term Loan C, 9.092%,
(US0006M+3.750%),
03/02/2028 $ 13,115
0.0
755,487  Pacific Dental Services
LLC, 2024 Term
Loan B, 8.690%,
(TSFR3M+3.250%),
03/07/2031 758,202
0.3
1,014,782  Phoenix Guarantor
Inc., 2024 Term
Loan, 8.590%,
(TSFR1M+3.250%),
02/21/2031 1,013,373
0.4
830,165  Select Medical
Corp, 2023 Term
Loan B1, 8.882%,
(TSFR1M+3.000%),
03/08/2027 832,240
0.4
618,157  Star Parent Inc., Term
Loan B, 9.882%,
(TSFR3M+4.000%),
09/27/2030 618,447
0.3
7,885,064
3.4
Home Furnishings : 0.5%
674,536  Apx Group Inc., 2021
Term Loan B, 8.461%,
(PRIME+2.250%),
07/10/2028 677,206
0.3
386,160  Restoration
Hardware, Inc., Term
Loan B, 7.693%,
(US0006M+2.500%),
10/20/2028 372,765
0.2
1,049,971
0.5
Industrial : 12.5%
339,665  ADS Tactical Inc., 2021
Term Loan B, 10.943%,
(TSFR1M+5.750%),
03/19/2026 340,939
0.1
370,500  Albion Financing 3
SARL, USD Term
Loan, 10.523%,
(US0006M+5.250%),
08/17/2026 372,353
0.2
1,163,516  AlixPartners LLP,
2021 USD Term
Loan B, 7.717%,
(TSFR1M+2.500%),
02/04/2028 1,166,022
0.5
422,335  Alliance Laundry
Systems LLC, Term
Loan B, 8.559%,
(TSFR3M+3.500%),
10/08/2027 424,394
0.2
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Industrial: (continued)
907,014  Allied Universal
Holdco LLC, 2021
USD Incremental
Term Loan B, 8.953%,
(TSFR1M+3.750%),
05/15/2028 $ 904,803
0.4
772,726
(1)
Altium Packaging LLC,
2024 Refinancing Term
Loan,
06/04/2031 772,727
0.3
60,000
(1)
Anticimex Inc., Facility
B6,
11/16/2028 60,438
0.0
875,881  Belfor Holdings Inc.,
2023 USD Term
Loan B, 9.106%,
(TSFR1M+3.750%),
11/01/2030 881,849
0.4
608,171  Brown Group Holding
LLC, 2022 Incremental
Term Loan B2, 8.340%,
(TSFR1M+3.000%),
07/02/2029 608,593
0.3
99,750  Chariot Buyer LLC,
2024 Incremental
Term Loan B, 9.090%,
(TSFR1M+3.750%),
11/03/2028 100,155
0.0
569,500  Chart Industries,
Inc., 2023 Term
Loan, 8.691%,
(TSFR1M+3.250%),
03/18/2030 572,585
0.2
579,598  Clark Equipment
Company, 2022 Term
Loan B, 7.948%,
(TSFR3M+2.500%),
04/20/2029 581,047
0.3
762,200
(1)
Coherent Corp (f/k/a II-
VI Inc.orporated), Term
Loan B-1,
07/02/2029 764,105
0.3
743,963  Conair Holdings LLC,
Term Loan B, 9.288%,
(US0006M+3.750%),
05/17/2028 741,327
0.3
160,000
(1)
Cornerstone Building
Brands, Inc.,
05/15/2031 159,333
0.1
508,073  CPM Holdings
Inc., Initial Term
Loan, 9.813%,
(TSFR1M+4.500%),
09/28/2028 504,580
0.2
500,000  Crown Subsea
Communications
Holding Inc., 2024
Term Loan B, 10.190%,
(TSFR3M+4.750%),
01/30/2031 501,979
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Industrial: (continued)
960,648  EMRLD Borrower LP,
Term Loan B, 8.264%,
(TSFR3M+2.500%),
05/31/2030 $ 961,549
0.4
790,549  Filtration Group
Corporation, 2021
Incremental Term
Loan, 8.840%,
(TSFR1M+3.500%),
10/21/2028 795,243
0.3
599,159  Garda World Security
Corporation, 2022
Term Loan B, 9.327%,
(TSFR3M+4.250%),
02/01/2029 603,952
0.3
354,972  GFL Environmental
Inc., 2023 First Lien
Term Loan, 8.800%,
(TSFR3M+2.500%),
05/31/2027 355,923
0.2
4,782
(1)
Graham Packaging
Company, Inc.,
08/04/2027 4,794
0.0
205,000  Gulfside Supply Inc.,
Term Loan, 8.830%,
(TSFR1M+3.500%),
05/29/2031 205,128
0.1
848,245  Ingram Micro Inc., 2023
Term Loan, 8.610%,
(TSFR3M+3.000%),
07/03/2028 852,662
0.4
297,631
(1)
Lsf11 Trinity Bidco, Inc.,
2024 Term Loan B,
06/14/2030 299,492
0.1
437,800  Lsf12 Badger
Bidco, LLC, Term
Loan B, 11.882%,
(TSFR1M+6.000%),
08/30/2030 437,800
0.2
881,009  Madison Iaq LLC,
Term Loan, 8.590%,
(TSFR1M+3.250%),
06/21/2028 882,716
0.4
255,000  MI Windows and
Doors LLC, 2024 Term
Loan B2, 8.840%,
(TSFR1M+3.500%),
03/28/2031 256,913
0.1
232,650
(1)
Minimax Viking GmbH
- MX Holdings US
Inc., New B1D Facility,
07/31/2028 233,910
0.1
367,410  Ncr Atleos, LLC, Term
Loan B, 10.632%,
(TSFR1M+4.750%),
03/27/2029 371,830
0.2
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Industrial: (continued)
465,000  Northstar Group
Services Inc., Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/08/2030 $ 466,017
0.2
746,518  Oscar AcquisitionCo
LLC, Term B
Loan, 9.990%,
(TSFR3M+4.600%),
04/29/2029 747,685
0.3
665,000
(2)
Osmosis Buyer Limited,
2023 Incremental
Term Loan, 8.800%,
(TSFR3M+2.125%),
07/31/2028 666,953
0.3
470,000
(1)
Ovation Parent Inc.,
Initial Term Loan,
04/21/2031 472,938
0.2
1,256,766  Pactiv Evergreen
Group Holdings Inc.,
Tranch B-4 U.S.
Term Loans, 8.830%,
(TSFR1M+3.500%),
09/24/2028 1,259,843
0.5
634,647  Pre Paid Legal
Services Inc., 2021
Term Loan, 8.943%,
(TSFR1M+3.750%),
12/15/2028 635,044
0.3
230,497  Pretium PKG Holdings
Inc., Second Out Term
Loan A1, 9.995%,
(TSFR3M+4.600%),
10/02/2028 200,340
0.1
1,129,244  Quikrete Holdings
Inc., Term Loan B
(2029), 7.579%,
(TSFR1M+2.250%),
03/19/2029 1,131,274
0.5
647,058
(1)
Refficiency Holdings
LLC, 2021 Initial Term
Loan,
12/16/2027 649,147
0.3
463,020  Rockwood Service
Corporation, 2020
Term Loan, 9.882%,
(TSFR1M+4.250%),
01/25/2027 466,493
0.2
665,223  Service Logic
Acquisition Inc.,
Term Loan, 9.440%,
(TSFR3M+4.000%),
10/29/2027 668,549
0.3
346,270  Smyrna Ready Mix
Concrete LLC, 2023
Term Loan, 8.858%,
(TSFR1M+3.500%),
04/02/2029 348,434
0.1
656,348
(1)
SPX Flow, Inc., Cov-Lite
Tlb,
04/05/2029 660,922
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Industrial: (continued)
311,809  Summit Materials LLC,
2023 Incremental
Term Loan B, 8.800%,
(TSFR3M+2.500%),
01/12/2029 $ 314,226
0.1
1,219,176  TK Elevator Midco
Gmbh, Facility  B2
(USD), 8.790%,
(TSFR1M+3.500%),
04/30/2030 1,227,368
0.5
408,975  Transdigm Inc., 2024
Term Loan K, 8.190%,
(TSFR3M+2.750%),
03/22/2030 410,189
0.2
418,950
(1)
Transdigm Inc.,
Tranche J Term Loan,
02/28/2031 420,259
0.2
450,459
(1)
Transdigm, Inc.,
08/24/2028 451,819
0.2
425,304
(1)
Trident TPI Holdings
Inc., Tranche B-6 Term
Loan,
09/15/2028 426,433
0.2
181,793  Tutor Perini
Corporation, Term
Loan B, 10.254%,
(TSFR1M+4.750%),
08/18/2027 182,399
0.1
596,244  Vertex Aerospace
Services Corp, 2023
Term Loan, 8.830%,
(TSFR1M+3.500%),
12/06/2028 597,611
0.3
607,553  Watlow Electric
Manufacturing
Company, Term
Loan B, 9.341%,
(TSFR3M+4.012%),
03/02/2028 607,806
0.3
28,730,890
12.5
Insurance : 2.5%
761,413  Acrisure LLC, 2020
Term Loan B, 8.693%,
(US0001M+3.500%),
02/16/2027 762,187
0.3
715,692  Acrisure LLC, 2021
First Lien Term
Loan B, 9.428%,
(US0001M+4.250%),
02/15/2027 719,048
0.3
1,016,643  Ima Financial
Group, Inc., Term
Loan, 9.221%,
(TSFR1M+3.750%),
10/16/2028 1,018,125
0.5
1,126,353  OneDigital Borrower
LLC, 2021 Term
Loan, 9.453%,
(US0006M+4.250%),
11/16/2027 1,126,353
0.5
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Insurance: (continued)
1,032,644  Ryan Specialty
Group LLC, Term
Loan, 8.882%,
(TSFR1M+2.750%),
09/01/2027 $ 1,039,227
0.5
942,312  Sedgwick Claims
Management Services
Inc., 2023 Term
Loan B, 8.853%,
(TSFR1M+3.750%),
02/24/2028 944,603
0.4
5,609,543
2.5
Leisure Good/Activities/Movies : 1.0%
735,604
(2)
24 Hour Fitness
Worldwide Inc., 2021
Delayed Draw Term
Loan, 14.476%,
(TSFR3M+2.000%),
09/29/2025 671,239
0.3
37,940
(2)(3)
24 Hour Fitness
Worldwide, Inc., 2021
Exit Delayed Draw
Term Loan, 17.655%,
(US0006M+14.000%),
09/29/2026 —
—
718,192  Cinemark USA
Inc., 2023 Term
Loan B, 8.834%,
(TSFR1M+3.750%),
05/24/2030 724,028
0.3
932,158  Playtika Holding
Corp, 2021 Term
Loan, 7.943%,
(TSFR1M+2.750%),
03/13/2028 933,226
0.4
2,328,493
1.0
Lodging & Casinos : 1.5%
1,425,000  1011778 B.C. Unlimited
Liability Company, 2023
Term Loan B5, 8.132%,
(TSFR1M+2.250%),
09/20/2030 1,423,397
0.6
198,476  Century Casinos
Inc., 2022 Term
Loan, 11.882%,
(TSFR1M+6.000%),
04/02/2029 193,183
0.1
1,052,699  Fertitta Entertainment
LLC, 2022 Term
Loan B, 9.103%,
(US0006M+3.750%),
01/29/2029 1,054,553
0.4
606,925  Flynn Restaurant
Group LP, 2021 Term
Loan B, 9.467%,
(US0006M+4.250%),
12/01/2028 607,969
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Lodging & Casinos: (continued)
140,000  Golden Entertainment
Inc., 2023 Term
Loan B, 7.939%,
(US0006M+2.750%),
05/13/2030 $ 140,612
0.1
3,178  Hilton Grand Vacations
Borrower LLC, 2021
Term Loan B, 8.239%,
(TSFR1M+2.750%),
08/02/2028 3,182
0.0
100,000  Scientific Games
Holdings LP, 2022 USD
Term Loan B, 8.421%,
(TSFR3M+3.250%),
04/04/2029 99,854
0.0
3,522,750
1.5
Mortgage REITs : 0.3%
570,454  Blackstone Mortgage
Trust Inc., 2021 Term
Loan B2, 8.632%,
(US0006M+2.750%),
04/23/2026 563,324
0.3
Oil & Gas : 0.5%
469,717  Medallion Midland
Acquisition LLC, 2023
Term Loan, 8.864%,
(TSFR3M+3.500%),
10/18/2028 472,594
0.2
662,815  TransMontaigne
Operating Company LP,
Term Loan B, 8.698%,
(US0006M+3.500%),
11/17/2028 665,242
0.3
1,137,836
0.5
Pipelines : 0.2%
415,000  Whitewater DBR
Holdco LLC, Term
Loan B, 8.190%,
(TSFR3M+2.750%),
03/03/2031 416,232
0.2
Radio & Television : 1.4%
932,445  ABG Intermediate
Holdings 2 LLC, 2021
Term Loan B1, 8.703%,
(US0006M+3.500%),
12/21/2028 934,387
0.4
799,914  DirectV Financing LLC,
Term Loan, 10.217%,
(TSFR1M+5.000%),
08/02/2027 802,969
0.4
99,742  Eagle Broadband
Investments LLC,
Term Loan, 8.882%,
(US0006M+3.000%),
11/12/2027 99,284
0.0
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Radio & Television: (continued)
493,697  Gray Television
Inc., 2021 Term
Loan D, 8.882%,
(TSFR1M+3.000%),
12/01/2028 $ 446,247
0.2
943,315  Houghton Mifflin
Harcourt Company,
2022 Term
Loan, 11.132%,
(TSFR1M+5.250%),
04/09/2029 899,940
0.4
3,182,827
1.4
Rail Industries : 0.3%
698,207  Kenan Advantage
Group Inc. (The), 2024
Term Loan B3, 9.090%,
(TSFR1M+3.750%),
01/25/2029 698,861
0.3
Retailers (Except Food & Drug) : 1.7%
1,474,669  Great Outdoors Group
LLC, 2021 Term
Loan B1, 8.943%,
(TSFR1M+3.750%),
03/06/2028 1,475,181
0.7
551,862  Leslie's Poolmart
Inc., 2021 Term
Loan B, 7.967%,
(TSFR1M+2.750%),
03/09/2028 547,263
0.2
997,546  Michaels Companies
Inc. (The), 2021 Term
Loan B, 9.754%,
(TSFR3M+4.250%),
04/15/2028 898,041
0.4
945,473  Petco Health and
Wellness Company
Inc., 2021 Term
Loan B, 8.754%,
(US0006M+3.250%),
03/03/2028 875,154
0.4
3,795,639
1.7
Technology : 13.7%
780,616
(1)
Adeia Inc., 3rd
Amendment Term Loan
B,
06/08/2028 781,104
0.3
833,032  Amentum Government
Services Holdings
LLC, 2022 Term
Loan, 9.147%,
(TSFR1M+4.000%),
02/15/2029 837,717
0.4
273,326  Amentum Government
Services Holdings LLC,
Term Loan B, 9.340%,
(TSFR1M+4.000%),
01/29/2027 274,465
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Technology: (continued)
715,770  Applied Systems
Inc., 2024 1st Lien
Term Loan, 8.940%,
(TSFR3M+3.500%),
02/24/2031 $ 722,033
0.3
195,000  Applied Systems
Inc., 2024 2nd Lien
Term Loan, 10.690%,
(TSFR3M+5.250%),
02/23/2032 202,160
0.1
937,772  Applovin Corporation,
2024 Term Loan
(2028), 7.840%,
(TSFR1M+2.500%),
10/25/2028 941,288
0.4
362,889
(1)
Applovin Corporation,
2030 Initial Term Loan,
08/19/2030 363,683
0.2
530,000  Asurion LLC, 2021
2nd Lien Term
Loan B3, 10.453%,
(TSFR1M+5.250%),
01/31/2028 494,666
0.2
1,028,285  BMC Software (Boxer/
Bladelogic), 2023 USD
Term Loan, 9.875%,
(TSFR1M+4.250%),
12/29/2028 1,031,407
0.4
702,701
(1)
Capstone Borrower
Inc., Term Loan B,
06/17/2030 705,775
0.3
199,488
(1)
Cast and Crew,
12/29/2028 199,763
0.1
1,166,202
(1)
Cloud Software Group
Inc., Term Loan B,
03/30/2029 1,166,689
0.5
393,984  Connectwise,
LLC, 2021 Term
Loan B, 9.382%,
(US0006M+3.500%),
09/29/2028 391,818
0.2
834,981  Constant Contact Inc.,
Term Loan, 9.882%,
(TSFR3M+4.000%),
02/10/2028 822,665
0.4
112,614
(1)
Cornerstone
OnDemand Inc., Initial
Term Loan,
10/16/2028 106,631
0.0
957,600  Dun & Bradstreet
Corporation (The), 2024
Term Loan B, 8.090%,
(TSFR1M+2.750%),
01/18/2029 959,310
0.4
498,681  EagleView Technology
Corportion, 2018
Add On Term
Loan B, 8.800%,
(TSFR3M+4.500%),
08/14/2025 481,642
0.2
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Technology: (continued)
624,273  ECI Macola / Max
Holding LLC, 2024
Extending Term
Loan, 9.310%,
(TSFR3M+4.010%),
05/31/2030 $ 628,890
0.3
196,684
(1)
Ecovyst Catalyst
Technologies LLC,
Second Amendment
Term Loan,
06/09/2031 197,052
0.1
904,790  Endurance International
Group Holdings Inc.,
Term Loan, 8.792%,
(TSFR6M+3.500%),
02/10/2028 841,455
0.4
46,729
(2)
Epicor Software
Corporation,
Delayed Tl, 8.830%,
(TSFR1M+3.500%),
05/23/2031 46,983
0.0
1,288,044  Epicor Software
Corporation, Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/23/2031 1,295,071
0.6
425,000  Fortress Intermediate
3, Inc., Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/09/2031 426,062
0.2
661,804  Gainwell Acquisition
Corp, Term
Loan B, 9.882%,
(US0006M+4.000%),
10/01/2027 638,840
0.3
869,659
(1)
Genesys Cloud
Services Holdings II
LLC (f/k/a Greeneden
US Holdings II LLC),
2024 Incremental No.
2 Dollar Term Loan,
12/01/2027 874,891
0.4
324,188  Imagine Learning LLC,
Term Loan, 8.840%,
(TSFR1M+3.500%),
12/21/2029 324,643
0.1
905,000
(1)
Indy Us Bidco, LLC, Tl,
03/06/2028 903,869
0.4
646,868
(1)
Informatica LLC,
2024 Term Loan B,
10/27/2028 649,293
0.3
547,754
(1)
Ion Corporate,
07/18/2030 549,808
0.2
245,000  Lorca FInc.o Plc, (USD)
Term Loan, 8.830%,
(TSFR1M+3.500%),
04/17/2031 245,613
0.1
1,186,930
(1)
Mcafee Corp, Tranche
B-1 Term Loan,
03/01/2029 1,186,930
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Technology: (continued)
365,000  MH Sub I LLC,
2021 2nd Lien Term
Loan, 11.353%,
(TSFR1M+6.250%),
09/15/2025 $ 364,609
0.2
905,000
(1)
Mitchell International,
Inc., Initial Term Loan,
06/06/2031 898,213
0.4
995,921  MKS Instruments
Inc., 2023 USD Term
Loan B, 7.840%,
(TSFR1M+2.500%),
08/17/2029 998,411
0.4
450,000
(1)
Modena Buyer LLC,
Term Loan,
04/18/2031 439,805
0.2
415,000  Mosel Bidco (SE), USD
Term Loan B, 10.632%,
(TSFR3M+4.750%),
09/16/2030 417,594
0.2
147,602  Oceankey (U.S.) II
Corp, 2021 Term
Loan, 9.382%,
(US0006M+3.500%),
12/15/2028 147,571
0.1
1,129
(1)
Planview Parent Inc.,
First Lien Closing Date
Term Loan,
12/17/2027 1,131
0.0
756,103  Project Boost Purchaser
LLC, 2021 Incremental
Term Loan, 9.382%,
(TSFR3M+3.500%),
05/30/2026 757,284
0.3
723,188  Project Ruby Ultimate
Parent Corp, 2024
Incremental Term
Loan, 8.840%,
(TSFR1M+3.500%),
03/10/2028 725,899
0.3
263,013
(1)
Quartz Acquireco, LLC,
06/28/2030 264,246
0.1
472,172  Rackspace Finance,
LLC, 2024 First
Lien Second Out
Term Loan, 8.840%,
(TSFR1M+3.500%),
05/15/2028 220,740
0.1
797,949  RealPage Inc., 1st Lien
Term Loan, 8.356%,
(TSFR1M+3.000%),
04/24/2028 776,837
0.3
546,628  Renaissance Holding
Corp, 2024 Term
Loan, 9.590%,
(TSFR1M+4.250%),
04/05/2030 546,885
0.2
593,505  Rocket Software Inc.,
Term Loan, 10.079%,
(TSFR1M+4.750%),
11/28/2028 596,411
0.3
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Technology: (continued)
347,188  Skillsoft Finance
II Inc., 2021 Term
Loan, 10.511%,
(TSFR1M+5.250%),
07/14/2028 $ 273,790
0.1
707,045  Skopima Consilio
(FKA GI Consilio),
Term Loan B, 9.193%,
(TSFR1M+4.000%),
05/12/2028 707,360
0.3
618,450  SonicWall US
Holdings Inc., 2023
Term Loan, 10.882%,
(TSFR3M+5.000%),
05/18/2028 609,482
0.3
1,496,786  UKG Inc., 2024 Term
Loan B, 8.940%,
(TSFR3M+3.500%),
02/10/2031 1,504,115
0.6
245,940
(1)
Ultra Clean Holdings
Inc., Term Loan First
Lien,
02/27/2028 247,067
0.1
397,353  Virtusa Corporation,
2022 Incremental
Term Loan, 8.840%,
(TSFR1M+3.500%),
02/15/2029 398,794
0.2
370,000  VS Buyer LLC, 2024
Refinancing Initial
Term Loan, 8.571%,
(TSFR1M+3.250%),
04/14/2031 371,233
0.2
586,773  Waystar Technologies
Inc., 2024 Term
Loan B, 9.340%,
(TSFR1M+4.000%),
10/22/2029 589,156
0.2
365,010
(1)
World Wide Technology
Holding Co LLC, 2024
Refinancing Term Loan,
03/01/2030 366,949
0.2
31,515,798
13.7
Telecommunications : 0.7%
426,330  Cablevision
Lightpath LLC, Term
Loan B, 9.132%,
(TSFR1M+3.250%),
11/30/2027 406,612
0.2
918,306  CCI Buyer Inc.,
Term Loan, 9.242%,
(TSFR3M+4.000%),
12/17/2027 920,027
0.4
494,026  Numericable U.S.
LLC, 2023 USD Term
Loan B14, 11.382%,
(TSFR3M+5.500%),
08/15/2028 364,421
0.1
1,691,060
0.7

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
LOANS
*
: (continued)
Utilities : 1.0%
610,000  Bip Pipeco
Holdings LLC, Term
Loan B, 8.616%,
(TSFR3M+3.250%),
12/06/2030 $ 612,796
0.3
665,000  Discovery Energy
Holding Corporation,
USD Term Loan
B, 8.840%,
(TSFR1M+3.500%),
05/01/2031 668,602
0.3
44,497  Generation Bridge
Northeast LLC, Term
Loan B, 10.132%,
(TSFR1M+3.500%),
08/22/2029 44,831
0.0
191,586  Nautilus Power,
LLC, 2023 Term
Loan B, 10.240%,
(US0006M+5.250%),
11/16/2026 175,301
0.1
689,522  NGL Energy Operating
LLC, 2024 Term
Loan B, 9.840%,
(TSFR1M+4.500%),
02/03/2031 692,754
0.3
2,194,284
1.0
Total Loans
(Cost $222,864,369)
223,460,121
97.4
CORPORATE BONDS/NOTES : 6.3%
Basic Materials : 0.8%
500,000
(4)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 494,964
0.2
500,000
(4)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 478,812
0.2
500,000
(4)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 458,577
0.2
500,000
(4)
Tronox, Inc., 4.625%,
03/15/2029 451,882
0.2
1,884,235
0.8
Communications : 0.8%
500,000
(4)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 423,668
0.2
500,000
(4)
Stagwell Global LLC,
5.625%,
08/15/2029 462,219
0.2
500,000
(4)
Viasat, Inc., 5.625%,
04/15/2027 447,936
0.2
500,000
(4)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 423,011
0.2
1,756,834
0.8
Consumer, Cyclical : 1.4%
500,000
(4)
Amer Sports Co.,
6.750%,
02/16/2031 498,362
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
500,000
(4)
Gap, Inc., 3.875%,
10/01/2031 $ 417,915
0.2
500,000
(4)
Lithia Motors, Inc.,
4.375%,
01/15/2031 445,693
0.2
500,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 494,416
0.2
500,000
(4)
Taylor Morrison
Communities, Inc.,
5.750%,
01/15/2028 496,213
0.2
500,000
(4)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 419,550
0.2
500,000
(4)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 488,038
0.2
3,260,187
1.4
Consumer, Non-cyclical : 1.2%
500,000
(4)
ADT Security Corp.,
4.125%,
08/01/2029 461,492
0.2
500,000
(4)
DaVita, Inc., 4.625%,
06/01/2030 452,235
0.2
500,000
(4)
Owens & Minor, Inc.,
6.625%,
04/01/2030 455,067
0.2
500,000
(4)
Post Holdings, Inc.,
4.625%,
04/15/2030 459,771
0.2
500,000
(4)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 461,032
0.2
500,000
(4)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 473,236
0.2
2,762,833
1.2
Energy : 0.6%
500,000
(4)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 495,659
0.2
500,000
(4)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 483,312
0.2
500,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 467,985
0.2
1,446,956
0.6
Financial : 0.8%
500,000
(4)
Nationstar Mortgage
Holdings, Inc., 5.750%,
11/15/2031 470,388
0.2
500,000  OneMain Finance
Corp., 5.375%,
11/15/2029 469,313
0.2
500,000
(4)
PRA Group, Inc.,
5.000%,
10/01/2029 428,676
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000
(4)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 $ 488,570
0.2
1,856,947
0.8
Industrial : 0.4%
500,000
(4)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 481,948
0.2
500,000
(4)
Standard Industries,
Inc., 4.750%,
01/15/2028 476,226
0.2
958,174
0.4
Technology : 0.3%
550,000
(4)
Entegris Escrow Corp.,
5.950%,
06/15/2030 544,895
0.3
Total Corporate Bonds/
Notes
(Cost $14,559,678)
14,471,061
6.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.2%
Business Equipment & Services : 0.0%
30,272
(3)
Yak Access LLC Series
A
60,545
0.0
5,388
(3)
Yak Access LLC Series
B
10,776
0.0
71,321
0.0
Communication Services : 0.0%
37,799
(5)
Cumulus Media, Inc. —
Class A
77,110
0.0
Consumer Discretionary : 0.1%
408,271
(3)
24 Hour Fitness
Worldwide, Inc.
2,041
0.0
42,856
(3)
Anchor Hocking
Holdings
429
0.0
188
(3)
Travelport Tech Ltd.
133,480
0.1
135,950
0.1
Consumer Staples : 0.0%
5,913,978
(3)
Save-A-Lot, Inc./Moran
Foods
—
0.0
Financial : 0.0%
7,471
(3)
iQor
17,281
0.0
Industrials : 0.1%
3,911
(3)
Harvey Gulf
International Marine
LLC
125,152
0.1
Total Common Stock
(Cost $2,330,348)
426,814
0.2
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK : 0.0%
Consumer Discretionary : 0.0%
544,388
(3)
24 Hour Fitness
Worldwide, Inc.
$ —
0.0
Total Preferred Stock
(Cost $653,781)
—
0.0
Total Long-Term
Investments
(Cost $240,408,176)
238,357,996
103.9
Total Investments in
Securities
(Cost $240,408,176) $ 238,357,996 103.9
Liabilities in Excess of
Other Assets
(8,852,112) (3.9)
Net Assets $ 229,505,884 100.0
*
Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short-
term rates.
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)
All or a portion of this holding is subject to unfunded loan commitments.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
Non-income producing security.
Reference Rate Abbreviations:
PRIME Federal Reserve Bank Prime Loan Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0006M 6-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Floating Rate Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services $ — $ — $ 71,321 $ 71,321
Communication Services 77,110 — — 77,110
Consumer Discretionary — — 135,950 135,950
Consumer Staples — — — —
Financial — — 17,281 17,281
Industrials — — 125,152 125,152
Total Common Stock 77,110 — 349,704 426,814
Bank Loans — 223,460,121 — 223,460,121
Corporate Bonds/Notes — 14,471,061 — 14,471,061
Preferred Stock — — — —
Total Investments, at fair value $ 77,110 $ 237,931,182 $ 349,704 $ 238,357,996
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,785,186
Gross Unrealized Depreciation (3,835,366)
Net Unrealized Depreciation $ (2,050,180)